financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Other comprehensive income sensitivity to increase in risk variable	$ (11)	$ 4
Comprehensive income sensitivity to increase in risk variable	(11)	4
Other comprehensive income sensitivity to decrease in risk variable	13	(4)
Comprehensive income sensitivity to decrease in risk variable	$ 13	(4)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%
Net income sensitivity to increase in risk variable	$ 4
Other comprehensive income sensitivity to increase in risk variable	(66)	(55)
Comprehensive income sensitivity to increase in risk variable	(62)	(55)
Net income sensitivity to decrease in risk variable	(4)
Other comprehensive income sensitivity to decrease in risk variable	66	55
Comprehensive income sensitivity to decrease in risk variable	62	55
Canadian Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	118	94
Comprehensive income sensitivity to increase in risk variable	118	94
Other comprehensive income sensitivity to decrease in risk variable	(124)	(99)
Comprehensive income sensitivity to decrease in risk variable	$ (124)	(99)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%
Other comprehensive income sensitivity to increase in risk variable	$ (55)
Comprehensive income sensitivity to increase in risk variable	(55)
Other comprehensive income sensitivity to decrease in risk variable	55
Comprehensive income sensitivity to decrease in risk variable	55
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(129)	(90)
Comprehensive income sensitivity to increase in risk variable	(129)	(90)
Other comprehensive income sensitivity to decrease in risk variable	137	95
Comprehensive income sensitivity to decrease in risk variable	$ 137	$ 95
Equity contributed, Common shares
Market risks
Data period for share price volatility	6 months	6 months
Share price volatility for sensitivity analysis (as a per cent)	22.80%	12.50%
Equity contributed, Common shares | Other market risk
Market risks
Percentage of reasonably possible changes in market risk variable	25.00%	25.00%
Net income sensitivity to increase in risk variable	$ (8)	$ (4)
Other comprehensive income sensitivity to increase in risk variable	3	1
Comprehensive income sensitivity to increase in risk variable	(5)	(3)
Net income sensitivity to decrease in risk variable	13	19
Other comprehensive income sensitivity to decrease in risk variable	(3)	(1)
Comprehensive income sensitivity to decrease in risk variable	$ 10	$ 18